Inventories	12 Months Ended
Sep. 30, 2013
Inventories [Abstract]
Inventories
6. Inventories

Inventories consist of the following at September 30, 2013, and 2012:

(Dollars in thousands)	2013	2012
Finished goods	$20,925	19,753
Work in process — including long-term contracts	30,884	27,217
Raw materials	38,419	35,093
Total	$90,228	82,063